Property and Equipment - Schedule of Operating Leases (Detail) (USD $)	Dec. 31, 2013
Property Plant And Equipment [Abstract]
2014	$ 37,898
2015	35,685
2016	29,900
2017	29,900
2018	29,900
Total	$ 163,283